Other Current Assets and Other Current Financial Assets	12 Months Ended
Dec. 31, 2019
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Other Current Assets and Other Current Financial Assets
Note 9. Other Current Assets and Other Current Financial Assets
9.1

Other current assets

	December 31, 2019		December 31, 2018
Prepaid expenses	Ps.	2,201	Ps.	2,714
Recoverable taxes		268		316
Agreements with customers		294		146
Licenses		575		146
Assets classified as held for sale		197		49
Other		553		49

	Ps.	4,088	Ps.	3,420

As of December 31, 2019 and 2018, Company’s prepaid expenses are as follows:

	December 31, 2019		December 31, 2018
Advances for inventories	Ps.	1,359	Ps.	1,500
Advertising and promotional expenses paid in advance		89		510
Advances to service suppliers		60		236
Prepaid leases		239		211
Prepaid insurance		129		117
Others		325		140

	Ps.	2,201	Ps.	2,714

For the years ended December 31, 2019, 2018 and 2017, Company’s advertising and promotional expenses amounted to Ps. 8,840, Ps. 7,695 and Ps. 6,148, respectively.
9.2

Other current financial assets

	December 31, 2019		December 31, 2018
Restricted cash	Ps.	92	Ps.	101
Derivative financial instruments (see Note 21)		1,008		735
Note receivables (1)		46		42

	Ps.	1,146	Ps.	878

(1)	The carrying value approximates its fair value as of December 31, 2019 and 2018.

The Company has pledged part of its cash in order to fulfill the collateral requirements for the accounts payable in different currencies. As of December 31, 2019 and 2018, the carrying of restricted cash pledged were:

	December 31, 2019		December 31, 2018
Brazilian reais	Ps.	89	Ps.	98
Chilean pesos		3		3

	Ps.	92	Ps.	101

The restricted cash in Brazil consist in current deposits as requirements to guarantee the notes payable.